Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Impairment Charges On Continued And Discontinued Operations

	Year Ended
		2013		2012	2011
	Goodwill Impairment	Other Long-Lived Asset Impairments	Total Impairments	Other Long-Lived Asset Impairments	Other Long-Lived Asset Impairments
Continuing operations:
Residential Furnishings	$—	$.8	$.8	$.1	$5.6
Industrial Materials	—	—	—	.6	1.8
Specialized Products:
CVP unit	63.0	—	63.0	—	2.0
Other units	—	—	—	.1	5.2
Total continuing operations	63.0	.8	63.8	.8	14.6
Discontinued operations:
Commercial Fixturing & Components - Store Fixtures	—	—	—	—	1.5
Industrial Materials
Cotton-based erosion control products	—	1.5	1.5	—	—
Wire dishwasher racks	—	—	—	.9	18.8
Subsequent activity related to divestitures completed prior to 2011	—	.1	.1	—	—
Total discontinued operations	—	1.6	1.6	.9	20.3
Total impairment charges	$63.0	$2.4	$65.4	$1.7	$34.9

Components Of Fair Values In Relation To Their Respective Carrying Values
Reporting units’ fair values in relation to their respective carrying values and significant assumptions used in 2013 are presented in the table below. The 10-25% category below includes information for one reporting unit (Store Fixtures). The fair value of this unit exceeded its book value by 18% at the June 30, 2013 impairment review date. If actual results differ from estimates used in these calculations, we could incur future impairment charges.

Percentage of Fair Value in Excess of Carrying Value	December 31, 2013 Goodwill Value	10-year Compound Annual Growth Rate Range	Terminal Values Long- term Growth Rate	Discount Rate Ranges
10-25%	$108.6	3.3%	3.0%	10.5%
25%+ (1)	818.2	1.5% - 5.0%	3.0%	8.0% - 10.0%
	$926.8	1.5% - 5.0%	3.0%	8.0% -10.5%
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(1) Includes $13.0 book value of CVP goodwill remaining after the 2013 fourth quarter impairment.